Form N-1A Cover	Mar. 31, 2026
Prospectus [Line Items]
Document Type	485BPOS
Amendment Flag	false
Registrant Name	North Country Funds
Document Effective Date	Mar. 31, 2026
Entity Central Index Key	0001123460
Entity Investment Company Type	N-1A
Document Period End Date	Nov. 30, 2025
Prospectus Date	Mar. 31, 2026
Document Creation Date	Mar. 31, 2026